Average Annual Total Returns - Auxier Focus Fund	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.57%	10.44%	10.36%
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent	15.22%	10.04%	9.54%
Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	14.46%	9.21%	8.54%
Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.55%	7.84%	7.56%
A Shares
Prospectus [Line Items]
Average Annual Return, Percent	8.23%	8.39%	8.57%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	15.34%	10.18%	9.69%